Estimates, Significant Accounting Policies and Balance Sheet Detials (Other Non-Current Assets) (Details) - USD ($) $ in Millions		Dec. 31, 2016	Dec. 31, 2015
ESTIMATES, SIGNIFICANT ACCOUNTING POLICIES AND BALANCE SHEET DETAIL
Unamortized financing costs(1)	[1]	$ 3	$ 11
Regulatory assets		86	90
Deferred charges		217	198
Restricted funds		190	192
Long-term affiliated receivable		90	0
Other		86	45
Total other non-current assets, net		$ 672	$ 536

[1]	(1)Includes unamortized financing costs related to the Partnership’s revolving credit facilities.